John Hancock Technical Opportunities Fund
John Hancock Funds II
Supplement dated 2-16-12 to the current Prospectus
Class A Shares, Class I Shares and Class R6 Shares
The following information supplements and supersedes any information to the contrary relating to Class A shares, Class I shares and Class R6 shares of John Hancock Technical Opportunities Fund (the “Fund”) contained in the Fund’s current prospectus (the “Prospectus”).
Effective immediately, in the “Fund details — Who’s who” section, the third paragraph under the heading “Additional information about fund expenses” is amended and restated as follows:
The adviser has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the “Expenses” of the fund exceed 0.20% of average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) advisory fees, (f) 12b-1 fees, (g) transfer agent fees and service fees, (h) blue-sky fees, (i) printing and postage, (j) acquired fund fees, (k) fees under any agreement or plan of the fund dealing with services for shareholders or others with beneficial interests in shares of the fund, and (l) short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the adviser on notice to the fund.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Technical Opportunities Fund
John Hancock Funds II
Supplement dated 2-16-12 to the current Prospectus
Class 1 Shares
The following information supplements and supersedes any information to the contrary relating to Class 1 shares of John Hancock Technical Opportunities Fund (the “Fund”) contained in the Fund’s current prospectus (the “Prospectus”).
Effective immediately, in the “Fund details — Who’s who” section, the third paragraph under the heading “Additional information about fund expenses” is amended and restated as follows:
The adviser has voluntarily agreed to reduce its management fee for the funds, or if necessary make payment to a fund, in an amount equal to the amount by which the “Expenses” of the fund exceed the following percentages of average annual net assets (on an annualized basis) of the funds: 0.15% for Global High Yield Fund and Multi Sector Bond Fund; and 0.20% for Fundamental All Cap Core Fund, Fundamental Large Cap Core Fund, Fundamental Large Cap Value Fund and Technical Opportunities Fund. “Expenses” means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) advisory fees, (f) 12b-1 fees, (g) transfer agent fees and service fees, (h) blue-sky fees, (i) printing and postage, (j) acquired fund fees, (k) fees under any agreement or plan of the fund dealing with services for shareholders or others with beneficial interests in shares of the fund, and (l) short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the adviser on notice to the fund.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II
John Hancock Technical Opportunities Fund
John Hancock Technical Opportunities Fund II
Supplement dated 2-16-12 to the current Prospectus
Class NAV Shares
The following information supplements and supersedes any information to the contrary relating to Class NAV shares of John Hancock Technical Opportunities Fund and John Hancock Technical Opportunities Fund II contained in the Funds’ current prospectus (the “Prospectus”).
Effective immediately, in the “Fund details — Who’s who” section, the third paragraph under the heading “Additional information about fund expenses” is amended and restated as follows:
The adviser has voluntarily agreed to reduce its management fee for the funds, or if necessary make payment to a fund, in an amount equal to the amount by which the “Expenses” of the fund exceed the following percentages of average annual net assets (on an annualized basis) of the funds: 0.15% for Currency Strategies Fund, Global High Yield Fund and Multi Sector Bond Fund and 0.20% for Fundamental All Cap Core Fund, Fundamental Large Cap Core Fund, Fundamental Large Cap Value Fund, Technical Opportunities Fund and Technical Opportunities Fund II. “Expenses” means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) advisory fees, (f) 12b-1 fees, (g) transfer agent fees and service fees, (h) blue-sky fees, (i) printing and postage, (j) acquired fund fees, (k) fees under any agreement or plan of the fund dealing with services for shareholders or others with beneficial interests in shares of the fund, and (l) short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the adviser on notice to the fund.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.